Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net

Property, equipment and software, net consisted of the following:

	As of December 31,
	2024	2025
	(in thousands)
Cost
Building	41,484	137,048
Building improvements	1,632	1,632
Leasehold improvements	148	—
Computers and electronic equipment	9,836	12,388
Furniture	1,155	1,229
Motor vehicles	358	640
Software	5,524	5,582
Construction in progress (Note a)	107,942	—
Total cost	168,079	158,519
Less: Accumulated depreciation and amortization	(10,804)	(16,654)
Provision for the impairment of property, equipment and software	(210)	(284)
Property, equipment and software, net	157,065	141,581

Schedule of depreciation and amortization expenses

Depreciation and amortization expenses recognized for the years ended December 31, 2023, 2024 and 2025 are summarized as follows:

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Research and development expenses	3,491	3,841	3,246
Sales and marketing expenses	115	171	83
General and administrative expenses	224	495	2,850
Total	3,830	4,507	6,179